Stock Based Compensation (Details Narrative) (10K) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of common stock are issuable						258,395
Common stock par value		$ 0.001		$ 0.001	$ 0.001
Stock-based compensation expense					$ 6,383,772
Charles Allen [Member]
Aggregate shares options to purchase	207,500
Common stock par value	$ 0.001
Common stock, exercise price per share	$ 6.00
Unrecognized compensation cost	$ 3,629,804
Michal Handerhan [Member]
Aggregate shares options to purchase	207,500
Common stock par value	$ 0.001
Common stock, exercise price per share	$ 6.00
Unrecognized compensation cost	$ 3,629,804